Write downs and other provisions - Additional Information (Detail) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Detailed Information About Writedowns And Other Provisions [Abstract]
Payment related to legal agreement	€ 24,556
Write Downs And Disposal [Member] | Agnona [Member]
Details Of Write Downs And Other Provisions [Line Items]
Loss incurred before sale of business		€ 4,020	€ 6,006
Write down of stake		€ 144	€ 144
Percentage of voting interests acquired	30.00%	30.00%	30.00%